Provisions - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2021 USD ($)	Nov. 30, 2021 CAD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 CAD ($)
Disclosure Of Provisions [Abstract]
Restructuring provision			$ 62
Other provisions				$ 127.5
Expense of restructuring activities	$ 126.0
Amount of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized		$ 149	$ 34,000		$ 35,000